Right-of-use assets and lease liabilities - Operating Leases Current and Non-Current (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Current	€ 68.6	€ 46.7
Non-current	237.4	181.2
Lease liabilities	€ 306.0	€ 227.9